Summitry Equity Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
COMMON STOCKS — 99.84% Shares Fair Value
Communications — 21.61%
Alphabet, Inc., Class A
(a)
40,360 $ 4,332,243
Meta Platforms, Inc., Class A
(a)
14,310 3,438,979
Netflix, Inc.
(a)
4,852 1,600,820
Universal Music Group NV - ADR 110,000 1,199,000
Walt Disney Co. (The)
(a)
27,550 2,823,875
13,394,917
Consumer Discretionary — 19.88%
Amazon.com, Inc.
(a)
25,021 2,638,464
CarMax, Inc.
(a)
35,318 2,473,320
Lowe's Companies, Inc. 11,159 2,319,175
Ross Stores, Inc. 16,006 1,708,320
Starbucks Corp. 16,445 1,879,499
Ulta Beauty, Inc.
(a)
2,372 1,307,992
12,326,770
Consumer Staples — 1.89%
Dollar General Corp. 5,287 1,170,859
Financials — 13.95%
Berkshire Hathaway, Inc., Class B
(a)
9,778 3,212,562
Charles Schwab Corp. (The) 39,800 2,079,152
Moody's Corp. 6,127 1,918,486
Wells Fargo & Co. 36,142 1,436,645
8,646,845
Health Care — 5.18%
Agilent Technologies, Inc. 13,234 1,792,280
Medtronic PLC 15,630 1,421,549
3,213,829
Industrials — 1.95%
W.W. Grainger, Inc. 1,735 1,206,814
Technology — 35.38%
Fiserv, Inc.
(a)
33,915 4,141,699
Mastercard, Inc., Class A 7,019 2,667,431
Microsoft Corp. 10,545 3,240,057
Nintendo Co. Ltd. - ADR 170,175 1,797,048
Salesforce.com, Inc.
(a)
9,555 1,895,425
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 30,199 2,545,776
Visa, Inc., Class A 13,207 3,073,665
Zebra Technologies Corp., Class A
(a)
8,960 2,580,749
21,941,850
Total Common Stocks (Cost $45,048,704) 61,901,884
Other Assets in Excess of Liabilities — 0.16% 97,079
NET ASSETS — 100.00% $ 61,998,963
(a) Non-income producing security.
ADR - American Depositary Receipt

Summitry Equity Fund
Schedule of Investments
April 30, 2023 - (Unaudited)